Cover	Apr. 23, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE: The Annual Meeting of Shareholders of Muncy Columbia Financial Corporation (the “Corporation”) was held on April 23, 2024. On that date, the Corporation filed a Form 8-K to report the results of shareholder voting at the Annual Meeting. This Form 8-K/A is being filed to report the action taken by the Corporation’s Board of Directors at the Board’s regular meeting on May 14, 2024, with regard to the frequency of shareholder non-binding advisory votes on executive compensation (the “Say On Frequency” vote).
Document Period End Date	Apr. 23, 2024
Entity File Number	000-19028
Entity Registrant Name	MUNCY COLUMBIA FINANCIAL CORPORATION
Entity Central Index Key	0000731122
Entity Tax Identification Number	23-2254643
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	232 East Street
Entity Address, City or Town	Bloomsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17815
City Area Code	570
Local Phone Number	784-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Trading Symbol	None
Entity Emerging Growth Company	false